Accrued Expenses and Other Current Liabilities - Narrative (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
Research and development	$ 35,529,331	$ 42,048,954
Phase 2 Clinical Trials
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
Research and development		$ 4,700,000